LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maturities of Long-term Debt [Line Items]
2016 (current maturities)	$ 4,905
2017	4,197
2018	3,500
2019	867
Long-term loans	13,469
Long-Term Loans From Others [Member]
Maturities of Long-term Debt [Line Items]
2016 (current maturities)	84
2017	84
2018	84
2019	12
Thereafter	0
Long-term loans	$ 264	$ 1,239